Provision for post-employment benefits - Sensitivity Analysis of Significant Actuarial Assumptions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Discount rate [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ (9.8)	£ (13.1)
Increase/(decrease) in benefit obligation, due to decrease in assumption	10.3	13.8
Discount rate [member] | North America [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(8.8)	(9.9)
Increase/(decrease) in benefit obligation, due to decrease in assumption	9.1	10.2
Discount rate [member] | Western Continental Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(8.7)	(9.2)
Increase/(decrease) in benefit obligation, due to decrease in assumption	9.3	9.8
Discount rate [member] | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(0.7)	(0.6)
Increase/(decrease) in benefit obligation, due to decrease in assumption	£ 0.7	£ 0.6
Rate of increase in salaries [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Rate of increase in salaries [member] | North America [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption		£ 0.1
Increase/(decrease) in benefit obligation, due to decrease in assumption		(0.1)
Rate of increase in salaries [member] | Western Continental Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 1.3	1.5
Increase/(decrease) in benefit obligation, due to decrease in assumption	(1.2)	(1.5)
Rate of increase in salaries [member] | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	0.7	0.6
Increase/(decrease) in benefit obligation, due to decrease in assumption	£ (0.6)	£ (0.6)
Rate of increase in pensions in payment [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Rate of increase in pensions in payment [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 1.3	£ 2.4
Increase/(decrease) in benefit obligation, due to decrease in assumption	(0.8)	(1.9)
Rate of increase in pensions in payment [member] | Western Continental Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	5.3	6.2
Increase/(decrease) in benefit obligation, due to decrease in assumption	£ (5.0)	£ (5.8)
Life expectancy [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, increase in longevity	1 year	1 year
Life expectancy [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 13.6	£ 16.9
Life expectancy [member] | North America [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	5.7	6.0
Life expectancy [member] | Western Continental Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 6.9	£ 7.0